November 7, 2007

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE:      PHL Variable Insurance Company:
         PHLVIC Variable Universal Life Account - Phoenix Benefit Choice VUL(SM) Pre-Effective Amendment No. 1 to the Initial Registration Statement
           filed on Form N-6
         File Nos. 333-143656 and 811-09065


Members of the Commission:

We transmit for filing Pre-Effective Amendment No.1 to the Initial Registration Statement on Form N-6 under the Securities Act of 1933. The purpose of this filing is to incorporate comments received from the Staff.

In addition, on behalf of the Registrant, I respectfully request acceleration of the effective date to November 7, 2007, or as soon thereafter as possible. An acceleration request on behalf of the principal underwriter is attached.

You may direct any questions regarding this filing to the undersigned at (860) 403-6625.

Very truly yours,

/s/ Kathleen A. McGah
Vice President and Assistant Secretary of PHL Variable Insurance Company One American Row
Hartford, CT 06102-5056